CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income (loss) from continuing operations	$ (1,927)	$ (983)	$ 696
Net income (loss) from discontinued operations	0	3,812	380
Net income (loss)	(1,927)	2,829	1,076
Adjusted for the following items:
Equity accounted earnings, net of distributions	10	18	3
Impairment expense, net	691	609	21
Depreciation and amortization expense	780	1,024	892
Gain on acquisitions/dispositions, net	0	(4,003)	0
Provisions and other items	672	(129)	81
Deferred income tax expense (recovery)	(198)	(144)	(493)
Remeasurement of exchangeable and class B shares	208	264	(836)
Changes in non-cash working capital, net	(347)	(330)	(563)
Cash from (used in) operating activities	(111)	138	181
Financing Activities
Proceeds from non-recourse borrowings in subsidiaries of the company	1,571	2,578	8,994
Repayment of non-recourse borrowings in subsidiaries of the company	(1,230)	(3,052)	(1,364)
Proceeds from other financing	82	92	101
Repayment of other financing	(112)	(125)	(85)
Lease liability repayment	(71)	(107)	(96)
Capital provided by others who have interests in operating subsidiaries	15	1,185	2,218
Distributions to exchangeable shareholders	(18)	(18)	(14)
Proceeds received from loan with Brookfield Business Partners	581	201	955
Repayment and issuance of loans with Brookfield Business Partners	(3)	(1,641)	(536)
Distributions and capital paid to others who have interests in operating subsidiaries	(18)	(3,039)	(1,178)
Contributions from (distributions to) Brookfield Business Partners	0	0	(82)
Cash from (used in) financing activities	797	(3,926)	8,913
Acquisitions
Subsidiaries, net of cash acquired	(35)	0	(8,743)
Property, plant and equipment and intangible assets	(297)	(634)	(655)
Financial assets and other	(14)	(2)	(3)
Dispositions
Subsidiaries, net of cash disposed	3	4,406	0
Property, plant and equipment and intangible assets	1	19	33
Financial assets and other	2	3	0
Equity accounted investments	0	7	0
Net settlement of derivative assets and liabilities	(3)	(13)	134
Restricted cash and deposits	8	1	4
Cash from (used in) investing activities	(335)	3,787	(9,230)
Cash and cash equivalents
Change during the period	351	(1)	(136)
Impact of foreign exchange	(115)	37	(22)
Balance, beginning of year	772	736	894
Balance, end of year	$ 1,008	$ 772	$ 736